Revenue and related balances	3 Months Ended
Mar. 31, 2023
Revenue From Contracts With Customers [Abstract]
Revenue and related balances	Revenue and related balances
Disaggregated revenue

The Company derives its revenues from two main sources, subscription to its SaaS application, and professional services revenue, which includes services such as initial implementation, project management, and training.

The following table presents a disaggregation of revenue for the three months ended March 31:

	Three months ended March 31,
	2023	2022
	$	$
Subscription revenue	38,844	29,128
Professional services	2,615	2,927
	41,459	32,055